Significant Accounting Policies and Practices (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of consolidated subsidiaries and/or entities
Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company Ownership Interest
Jerrick Ventures LLC	Delaware	100%
Abacus Tech Pty Ltd	Australia	100%
Seller’s Choice, LLC	New Jersey	100%
Creatd Studios, LLC	Delaware	100%
Give, LLC	Delaware	100%
Creatd Partners LLC	Delaware	100%
Denver Bodega, LLC	Colorado	100%
Dune Inc.	Delaware	50%
Plant Camp LLC	Delaware	89%
Sci-Fi.com, LLC	Delaware	100%
OG Collection LLC	Delaware	100%
OG Gallery, Inc.	Delaware	100%
VMENA LLC	Delaware	100%
Vocal For Brands, LLC	Delaware	100%
Vocal Ventures LLC	Delaware	100%
What to Buy, LLC	Delaware	100%
WHE Agency, Inc.	Delaware	44%

Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company Ownership Interest
Jerrick Ventures LLC	Delaware	100%
Abacus Tech Pty Ltd	Australia	100%
Seller’s Choice, LLC	New Jersey	100%
Recreatd, LLC	Delaware	100%
Give, LLC	Delaware	100%
Creatd Partners LLC	Delaware	100%
Dune Inc.	Delaware	50%
Plant Camp LLC	Delaware	89%
Sci-Fi Shop, LLC	Delaware	100%
OG Collection LLC	Delaware	100%
VMENA LLC	Delaware	100%
Vocal For Brands, LLC	Delaware	100%
Vocal Ventures LLC	Delaware	100%
What to Buy, LLC	Delaware	100%
WHE Agency, Inc.	Delaware	44%

Schedule of relevant assets and liabilities that are measured at fair value on recurring basis
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity investments, at cost	$50,000	$-	$-	$50,000
Total assets	$50,000	$-	$-	$50,000

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities - debt securities	$62,733	$-	$-	$62,733
Total assets	$62,733	$-	$-	$62,733

Liabilities:
Derivative liabilities	$42,231	$-	$-	$42,231
Total Liabilities	42,231	$-	$-	$42,231

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities - debt securities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-

Liabilities:
Derivative liabilities	$-	$-	$-	$-
Total Liabilities	-	$-	$-	$-

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity investments, at cost	$50,000	$-	$-	$50,000
Total assets	$50,000	$-	$-	$50,000

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity investments, at cost	$217,096	$-	$-	$217,096

Total assets	$217,096	$-	$-	$217,096

Schedule of estimated useful lives
Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixtures	5

	Fair Value As of December 31, 2021	Fair Value As of December 31, 2020	Valuation Methodology	Unobservable Inputs
Marketable securities - debt securities	$-	$62,733	Discounted cash flow analysis	Expected cash flows from the investment

Derivative liabilities	$-	$42,231	Monte Carlo simulations and Binomial model	Risk free rate Expected volatility; Drift rate

	Fair Value As of December 31, 2021	Fair Value As of December 31, 2020	Valuation Methodology	Unobservable Inputs
Equity investments, at cost	$-	$217,096	Qualitative assessment per ASC 321-10-35	Qualitative factors

Schedule of amortization over the next five years
Twelve months ending March 31,

2023	$498,641
2024	429,030
2025	325,307
2026	246,840
2027	228,499
Thereafter	792,056
Total	$2,520,373

Twelve months ending December 31,

2022	$493,660
2023	407,848
2024	347,936
2025	231,624
2026	219,749
Thereafter	732,024
Total	$2,432,841

Schedule of changes in goodwill
For the three months ended March 31, 2022
Total
As of January 1, 2022	$1,374,835
Goodwill acquired in a business combination	8,950
Impairment of goodwill	-
As of March 31, 2022	1,383,785

For the years ended December 31, 2021 and 2020
Total
As of January 1, 2020 and 2021	$1,035,795
Goodwill acquired in a business combination	1,374,835
Impairment of goodwill	(1,035,795)
As of December 31, 2021	1,374,835

For the years ended December 31, 2021 and 2020
Total
As of January 1, 2020	-
Purchase of marketable securities	$210,000
Interest due at maturity	4,829
Other than temporary impairment	(50,000)
Conversion of marketable securities	(102,096)
As of December 31, 2020	62,733
Purchase of marketable securities	-
Interest due at maturity	-
Other than temporary impairment	(62,733)
Conversion of marketable securities	-
December 31, 2021	$-

For the years ended December 31, 2021 and 2020
Total
As of January 1, 2020	$-
Purchase of equity investments	115,000
Conversion of marketable securities	102,096
As of December 31, 2020	217,096
Purchase of equity investments	150,000
Other than temporary impairment	(102,096)
Conversion to equity method investments	(215,000)
As of December 31, 2021	$50,000

Schedule of revenue disaggregated by revenue
	Three Months Ended
	March 31,
	2022	2021
Agency (Managed Services, Branded Content, & Talent Management Services)	$583,141	$428,300
Platform (Creator Subscriptions)	508,233	306,902
Ecommerce (Tangible products)	254,724	-
Affiliate Sales	2,640	8,008
Other Revenue	-	703
	$1,348,738	$743,913

	Years Ended
	December 31,
	2021	2020
Agency (Managed Services, Branded Content, & Talent Management Services)	$2,256,546	$1,100,199
Platform (Creator Subscriptions)	1,926,135	70,623
Ecommerce (Tangible products)	90,433	-
Affiliate Sales	26,453	33,748
Other Revenue	150	8,300
	$4,299,717	$1,212,870

Schedule of revenue recognition
	Three Months Ended
	March 31,
	2022	2021
Products and services transferred over time	$1,091,374	$735,202
Products and services transferred at a point in time	257,364	8,711
	$1,348,738	$743,913

	Years Ended
	December 31,
	2021	2020
Products and services transferred over time	$4,182,681	$1,100,199
Products and services transferred at a point in time	117,036	112,671
	$4,299,717	$1,212,870

Schedule of common stock equivalents
	March 31,
	2022	2021
Options	1,891,348	2,350,062
Warrants	8,591,206	6,273,778
Convertible notes	-	49,629
Totals	10,482,554	8,673,469

	December 31,
	2021	2020
Options	2,902,619	541,021
Warrants	5,658,830	3,228,235
Totals	8,561,449	3,769,256

Schedule of property and equipment estimated useful lives
Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixtures	5